MASTERWORKS FUNDS INC.
                                 (the "Company")

                       Supplement dated February 13, 1998
                     to the Prospectuses dated June 30, 1997
                     describing each of the Company's Funds

Effective March 2, 1998, Investors Bank and Trust Co., 200 Clarendon Street, Boston, MA 02111, will serve as each Fund's Transfer Agent, Dividend Disbursing Agent and Shareholder Servicing Agent.

Investors should direct correspondence and inquiries as follows:

To Purchase Fund Shares:

By Check: Initial and subsequent investments should be sent to MasterWorks Funds Inc., c/o Investors Bank and Trust Co., P.O. Box 9130, Mail Code MFD23, Boston, MA 02117-9130.

By Wire: Investors establishing new accounts should telephone Investors Bank & Trust Co., at 1-888-204-3956 prior to sending the bank wire.

Investors should instruct their bank to wire funds as follows:

Investors  Bank & Trust Co.
ABA #011-001-438
Attn:  Transfer Agent
Account #DDA 555555535
For Further Credit to: MasterWorks Funds Inc.
Shareholder Account Name:
Shareholder Account Number:

To Redeem Fund Shares:

Direct Redemption: Written requests for redemptions should be mailed to MasterWorks Funds Inc., c/o Investors Bank & Trust Co., P.O. Box 9130, Mail Code MFD23, Boston, MA 02117-9130.

Telephone Redemption: If you have completed the Redemption by Telephone portion of your Fund's account application, you may redeem Fund shares on any Business Day by calling the Transfer Agent at 1-888-204-3956 before the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time.

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Portfolio  Managers:

Remove Mr. Steve Enos as portfolio co-manager of the Growth Stock Master Portfolio and add Jon Hickman as follows:

Mr. Jon Hickman assumed primary responsibility as lead manager of the portfolio of the Growth Stock Master Portfolio in February 1998. Mr. Hickman has over sixteen years' experience in the investment management field. He joined Wells Fargo Bank in 1986 managing equity and balanced portfolios for individuals and employee benefit plans. He is a senior member of Wells Fargo Bank's Equity Strategy Committee. Mr. Hickman has a B.A.and an M.B.A. in Finance from Brigham Young University.

Remove Ms. Tamyra Thomas as portfolio co-manager of the Short-Intermediate Term Master Portfolio and add Paul Single as follows:

Mr.Paul Single assumed responsibility as co-manager for the day-to-day management of the portfolio of the Short-Intermediate Term Master Portfolio in February, 1998. Mr. Single has managed taxable bond portfolios for over a decade, and has specific expertise in mortgage-backed securities. Prior to joining Wells Fargo Bank, in early 1988, he was a senior portfolio manager for Benham Capital Management Group. Mr. Single received his B.S. from Springfield College.

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